AQR MS Fusion Fund Expense Example - AQR MS Fusion Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 533
Expense Example, with Redemption, 3 Years	1,853
Expense Example, with Redemption, 5 Years	3,128
Expense Example, with Redemption, 10 Years	6,125
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	557
Expense Example, with Redemption, 3 Years	1,909
Expense Example, with Redemption, 5 Years	3,208
Expense Example, with Redemption, 10 Years	6,244
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	519
Expense Example, with Redemption, 3 Years	1,808
Expense Example, with Redemption, 5 Years	3,057
Expense Example, with Redemption, 10 Years	$ 6,013